Subsequent Events (Unaudited) (FY)	12 Months Ended
Dec. 31, 2020
Subsequent Events (Unaudited) [Abstract]
Subsequent Events (Unaudited)
19. Subsequent Events (Unaudited)
The following events occurred subsequent to original issuance of the consolidated financial statements.
On April 21, 2021, FCX Solar, LLC (“FCX”), filed a lawsuit against us in the United States District Court for the Southern District of New York. The complaint alleges breach of contract and other claims related to a patent license agreement and consulting relationship between FCX and us. FCX seeks damages of approximately $133 million in the claim. The Company believes we have strong defenses to the claim, and we plan to vigorously defend against it.
The Company and its management considered (a) the facts described above, (b) the preliminary stage of the proceeding and (c) the advice of outside legal counsel on the claims, and determined that it is not probable that FCX will prevail on the merits, and continues to believe that the Company’s likelihood of material loss is remote.